MetLife, Inc. 200 Park Ave New York, NY 10166 Robin Wagner Assistant General Counsel Law Department T: 212-578-9071

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Sonny Oh, Esq.

Senior Counsel, Division of Investment Management –

Disclosure Review and Accounting Office

December 17, 2020

Re:	Metropolitan Life Insurance Company

Separate Account UL

Post-Effective Amendment No. 13 to Registration Statement

File No. 333-147508

To the Commission:

On behalf of Metropolitan Life Separate Account UL (the “Separate Account”) of Metropolitan Life Insurance Company (the “Company), transmitted herewith for filing is the Separate Account’s Post-Effective Amendment No. 13 (the “Amendment”) to its Registration Statement on Form N-6 (“Registration Statement) with respect to interests in the Separate Account offered under Flexible Premium Multifunded Life Insurance Policies issued through the Separate Account (the “Policies”). The Policies are no longer offered for sale but additional premium payments may be made.

The current filing is being made under Rule 485(a) of the Securities Act of 1933 (“Securities Act”) to include updates that have been made to comply with the new Form N-6 requirements such as Items 2, 3, 4 and 18 of the form. Other routine updates and non-material changes have also been made.

The Company intends to use this filing as the Template filing for certain Replicate filings for variable life insurance policies issued through the Separate Account that are no longer sold. The specific Replicate filings will be determined after discussions with the Staff regarding MetLife’s variable life template filing plan, a draft of which was submitted to Sonny Oh on December 15, 2020.

After the above-mentioned discussions with the Staff regarding MetLife’s proposed template filing plan, formal template requests will be submitted to the Staff identifying Template filings and Replicate filings for the Separate Account as well as certain other variable life separate accounts. The template requests will provide the Staff with the requisite representations and other statements pursuant to the Staff’s recently issued template guidance. Replicate filings will generally be made after the Company has received initial comments on Template filings.

The Company looks forward to receiving the Staff’s comments on the Amendment. The Company intends to file additional post-effective amendments and delaying amendments for the Registration Statement with the ultimate goal of going effective on or about May 1, 2021.

If you have any questions or comments regarding the Amendment, please call Tom Conner of Vedder Price at (202) 312-3331.

Sincerely,

METROPOLITAN LIFE INSURANCE COMPANY

By: /s/ Robin Wagner

Name: Robin Wagner

Title:    Assistant General Counsel